Other revenues (Tables)	12 Months Ended
Dec. 31, 2012
Other revenues [Abstract]
Other revenues	Related party other revenues comprise the following items:
	Year ended December 31
(In US$ millions)	2012	2011	2010

Related party other revenues	19.1	—	—
Total	19.1	—	—